Property, Plant, and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	March 31,	December 31,
	2022	2021

Medical equipment	$493,854	$484,126
Furniture, office equipment and leasehold improvements	162,154	149,868

Total property, plant and equipment	656,008	633,994
Less: accumulated depreciation	(308,480)	(283,512)

Property, plant and equipment, net	$347,528	$350,482

	December 31,
	2021	2020

Medical equipment	$484,126	$484,126
Furniture, office equipment and leasehold improvements	149,868	130,617

Total property, plant and equipment	633,994	614,743
Less: accumulated depreciation	(283,512)	(177,457)

Property, plant and equipment, net	$350,482	$437,286